Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Right-of-use assets
a.	Right-of-use assets

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Land	$29,778.6	$38,525.8
Buildings	2,918.1	3,356.7
Machinery and equipment	3.4	2.9
Office equipment	34.3	28.6

	$32,734.4	$41,914.0

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Additions to right-of-use assets	$13,481.2	$7,769.8	$12,610.7

Depreciation of right-of-use assets
Land	$1,312.9	$1,825.7	$2,119.8
Buildings	569.5	707.9	928.7
Machinery and equipment	775.8	0.5	0.9
Office equipment	23.4	22.1	23.6

	$2,681.6	$2,556.2	$3,073.0

Lease liabilities

b.	Lease liabilities

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Current portion (classified under accrued expenses and other current liabilities)	$2,176.5	$2,603.5
Noncurrent portion	20,764.2	29,764.1

	$22,940.7	$32,367.6

Ranges of discount rates for lease liabilities
Ranges of discount rates for lease liabilities are as follows:

	December 31, 2021	December 31, 2022

Land	0.39%-2.14%	0.39%-2.30%
Buildings	0.39%-3.88%	0.39%-5.63%
Machinery and equipment	0.71%	0.71%
Office equipment	0.28%-3.88%	0.28%-4.71%

Other lease information
d.	Other lease information

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Expenses relating to short-term leases	$3,153.5	$5,250.3	$4,731.1

Total cash outflow for leases	$6,354.6	$7,510.8	$7,618.3